COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
The schedule of the future minimum lease payments under non-cancelable operating lease agreements
Years ending December 31,:	US$

2017	1,818,504
2018	1,674,808
2019	1,528,053
2020	1,528,053
2021	1,528,053
Thereafter	13,082,646
Total	21,160,117